[Letterhead of Fried, Frank, Harris, Shriver & Jacobson LLP]

Direct Line: 202.639.7078 Fax: 202.639.7003 vasiliki.tsaganos@friedfrank.com

April 30, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Deltek, Inc.

Amendment No. 1 to Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Deltek, Inc., a Delaware corporation (the “Company”), we are filing the above referenced Amendment No. 1 to the Registration Statement on Form S-3 relating to the registration of (i) non-transferable subscription rights (the “Rights”) to purchase the Company’s common stock, and (ii) the shares of the Company’s common stock issuable upon the exercise of the Rights. The filing fee for the Registration Statement of $3,348 has previously been paid.

Please direct any questions or comments that the Staff may have with regard to the filing to Vasiliki B. Tsaganos at (202) 639-7078.

Sincerely,

/s/ Vasiliki B. Tsaganos
Vasiliki B. Tsaganos